Related party transactions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) engine	Dec. 31, 2024 USD ($) engine	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Total lease revenue | $	$ 7,369,470	$ 7,003,997	$ 6,860,320
SES | Related Party
Related Party Transaction [Line Items]
Total lease revenue | $	$ 213,000	$ 147,000	$ 124,000
EVAL | Related Party
Related Party Transaction [Line Items]
Portfolio sale agreement, number of engines held-for-sale | engine	18	16
Portfolio sale agreement, number of engines sold | engine	17	14
SES
Related Party Transaction [Line Items]
Ownership (in percentage)	50.00%